Basis of Presentation	9 Months Ended
Sep. 30, 2017
Notes
Basis of Presentation

Basis of Presentation

                On February 1, 2018, FullTel, Inc. (“FullTel”), a wholly-owned subsidiary of FullNet Communications, Inc. (the “Company”), entered into an Asset Purchase Agreement (the “Agreement”) with Dobson Technologies – Transport and Telecom Solutions, LLC (“Dobson”), pursuant to which FullTel sold substantially all of its customers and certain operating assets to Dobson for $246,500 in cash as of the date of execution of the Agreement.

                The accompanying unaudited pro forma condensed consolidated balance sheet as of September 30, 2017 has been prepared to give effect to the sale as if it had occurred on September 30, 2017. The unaudited pro forma condensed consolidated statements of operations for the year ended December 31, 2016 and the nine months ended September 30, 2017 have been prepared to give effect to the sale as if it had occurred on January 1, 2016, and January 1, 2017, respectively.